UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/15

A message to shareholders

Dear shareholder,

Many bond indexes were down for the last six months, as investors grappled with mixed economic data and uncertainty over the timing of a looming change in policy from the U.S. Federal Reserve (Fed). Against this backdrop, longer-term interest rates were volatile, as were the more rate-sensitive segments of the bond market. High-yield bonds and emerging-market debt, meanwhile, struggled in the face of the precipitous drop in commodity prices, particularly energy prices. Some clarity was achieved on December 16, when the Fed announced its first interest-rate increase in more than nine years.

Market volatility is naturally unnerving, which is why we recommend that investors maintain a regular dialogue with their financial advisors. Your advisor can help put market events into context and determine whether your portfolio is sufficiently diversified and continues to match your long-term financial goals.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—for the launch of the passively managed John Hancock Multifactor ETFs. Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2015. They are subject to change at any time. All investments entail risks, including the possible loss of principal. There is no guarantee that the funds' investment strategies will be successful. Please see the funds' prospectuses for information about the specific risks involved. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
37	Financial statements
41	Financial highlights
49	Notes to financial statements
57	Continuation of investment advisory and subadvisory agreements
62	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/15 (%)

The Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Interest-rate increase became a reality

Just after the end of the fund's semiannual period, the U.S. Federal Reserve finally moved to raise short-term interest rates for the first time in nine years.

Spread sectors struggled

In this environment, and amid a continued slide in oil prices, investors sold out of high-yield (generally, bonds rated BB and lower) and emerging-market debt.

Fund lagged its benchmark

While the fund's longer-term track record remained solid, its exposure to some of the weaker segments of the market weighed on relative performance.

PORTFOLIO COMPOSITION AS OF 11/30/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

The six months ended November 30 represented a challenging period for fixed-income investors. What were some of the key themes weighing on the market?

Investors' biggest concerns over the past six months were the same issues that have been weighing on the bond markets all year. Oil prices, which had rebounded somewhat early in the year, began the reporting period above $60 a barrel; by early December, just after the end of the fund's semiannual period, they had sunk to below $40 a barrel. Low energy prices have been a particular headwind to the high-yield bond market, given the large number of smaller energy companies issuing debt to expand operations. While today's oil prices look depressed, it's impossible to predict how long they'll stay this low or when they might stabilize. For that reason, it's entirely possible that the volatility and weakness we've seen this year in the high-yield market will continue for the near term.

The other area of the market that's been hurt by low energy prices is emerging-market debt. China's economic slowdown has been in the news for some time, and the general deterioration in economic fundamentals in developing nations has only been exacerbated by the recent weakness in commodity prices. Many emerging markets are commodity exporters, and the low prices and weak demand have negatively impacted their financial health. While the fund only had a limited exposure to high-yield and emerging-market debt, the net result has been a widespread risk aversion in the bond markets.

Beyond oil prices, the other big factor in the bond markets in recent months has been the prospect of rising interest rates. After back-to-back months of solid jobs reports, the U.S. Federal Reserve (Fed) finally raised interest rates in its December meeting, its first policy change since 2008 and first rate increase since 2006. The move, not surprisingly, was a small one, increasing the target range for the federal funds rate by 25 basis points, to 0.25% to 0.50%. Leading into the Fed meeting, longer-term

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"After back-to-back months of solid jobs reports, the U.S. Federal Reserve (Fed) finally raised interest rates in its December meeting, its first policy change since 2008 and first rate increase since 2006."
rates were volatile and rangebound, with yields on 10-year U.S. Treasuries fluctuating between 2.00% and 2.50% during the six-month period.

What positions were the primary detractors from the fund's performance versus the benchmark?

It's worth noting that on October 1 the fund's benchmark changed from the Barclays U.S. Government/Credit Bond Index to the Barclays U.S. Aggregate Bond Index. The new benchmark is a much more widely followed proxy for the broad-based U.S. bond markets and includes a somewhat broader mix of securities that better reflects the investment opportunities available to the fund. The fund's investment process and objective have not changed.

QUALITY COMPOSITION AS OF 11/30/15 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"The reality for investors, however, is that for the foreseeable future, we are likely to be in an environment of coupon-like returns."

That said, the biggest detractors, not surprisingly, were the fund's modest positions in high-yield and emerging-market debt.

The other big detractor from relative returns was the fund's significant underweight in U.S. Treasuries. Although Treasury debt was essentially flat during the period, in a difficult environment where investors shied away from riskier assets, the fund's lack of exposure detracted from relative results.

What positions helped relative performance?

We've held the fund's allocations to highly rated corporate debt in the financials sector for some time now, and those positions fared relatively well during the past six months. A small and gradual uptick in interest rates would actually be quite beneficial for the profitability of financial companies, so that sector has seen some increased demand in the run up to the Fed's opening effort as it seeks to normalize monetary policy.

Mortgage-backed securities also performed well for the fund. The housing market has been one of the more consistent bright spots for the economy over the past several years, and defaults in the mortgage-backed securities market have continued to be low, while yields have been fairly attractive. The fund's holdings in asset-backed securities, which include credit card and automobile financing receivables, also helped overall performance. We have found that the credit risks in this segment of the bond market, against the backdrop of a steadily improving economy, have generally been fairly low, presenting an attractive investment opportunity.

With additional rate hikes a near certainty in 2016, how are you positioning the portfolio?

We're taking a fairly conservative stance in general as we head into 2016. We don't believe now is the time to be making big bets on either interest rates or credit. To that end, we held a modestly defensive stance with respect to the fund's duration. At the close of the fiscal period, it stood at 5.47 years, which was slightly lower than the 5.67 years for the benchmark index. Managing interest-rate exposure isn't a significant part of our overall strategy, however, as individual security selection is our primary emphasis. With that said, the fund holds a meaningful position in floating-rate securities, primarily mortgage-backed securities that hold adjustable rate loans. These investments can benefit if interest rates begin to move higher, and we believe they provide an element of diversification to the fund. With regard to credit, we have been focused on high-quality securities within both the investment-grade space and the high-yield area. While we are focused on offering a

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

well-diversified portfolio, in general we prefer credit-driven holdings over rate-sensitive securities, given the incremental yields offered and the opportunity for some spread tightening as rates rise and the economy continues to improve.

The reality for investors, however, is that for the foreseeable future, we are likely to be in an environment of coupon-like returns. There are not a lot of opportunities in the market for meaningful price appreciation, and given the headwinds of rising interest rates and sluggish global economic growth, we prefer a more conservative tilt to the portfolio. As the Fed continues to navigate normalizing monetary policy, individual security selection will become increasingly important. In such an environment, we believe our active, research-based approach can continue to add value for the fund and for our shareholders.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-15	as of 11-30-15
Class A	-3.78	3.94	5.48	-5.02	21.31	70.43	2.97	2.92
Class B	-5.20	3.72	5.32	-6.27	20.05	67.87	2.39	2.33
Class C	-1.35	4.08	5.18	-2.31	22.11	65.68	2.41	2.35
Class I2	0.63	5.18	6.33	-0.84	28.71	84.81	3.42	3.36
Class R2[2,3]	0.25	4.82	5.91	-1.05	26.51	77.53	3.00	2.94
Class R4[2,3]	0.45	4.93	6.06	-0.89	27.19	80.16	3.36	3.20
Class R6[2,3]	0.74	5.29	6.41	-0.84	29.38	86.11	3.52	3.44
Class NAV[2,3]	0.75	5.30	6.45	-0.78	29.45	86.78	3.52	3.46
Index 1†	0.66	3.19	4.61	-0.37	17.00	56.99	—	—
Index 2	0.97	3.09	4.65	-0.12	16.43	57.50	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV*
Gross (%)	0.94	1.64	1.64	0.63	1.04	0.89	0.54	0.52
Net (%)	0.89	1.59	1.59	0.58	0.99	0.74	0.47	0.47

*Expenses have been estimated for the first year of operations for Class NAV shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Barclays U.S. Government/Credit Bond Index; Index 2 is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	11-30-05	16,787	16,787	15,699	15,750
Class C4	11-30-05	16,568	16,568	15,699	15,750
Class I2,3	11-30-05	18,481	18,481	15,699	15,750
Class R2[2,3]	11-30-05	17,753	17,753	15,699	15,750
Class R4[2,3]	11-30-05	18,016	18,016	15,699	15,750
Class R6[2,3]	11-30-05	18,611	18,611	15,699	15,750
Class NAV[2,3]	11-30-05	18,678	18,678	15,699	15,750

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Prior to October 1, 2015, the fund compared its performance to the Barclays U.S. Government/Credit Bond Index. Effective October 1, 2015, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Barclays U.S. Government/Credit Bond Index with the Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares were first offered 9-1-11; Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class NAV shares were first offered 8-29-15. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, Class R4, and Class NAV shares, as applicable.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$989.50	$4.28	0.86%
Class B	1,000.00	986.00	7.80	1.57%
Class C	1,000.00	986.60	7.75	1.56%
Class I	1,000.00	991.60	2.74	0.55%
Class R2	1,000.00	989.50	4.87	0.98%
Class R4	1,000.00	991.10	2.99	0.60%
Class R6	1,000.00	991.60	2.19	0.44%
Class NAV[2]	1,000.00	998.00	1.09	0.44%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.72	$4.34	0.86%
Class B	1,000.00	1,017.20	7.92	1.57%
Class C	1,000.00	1,017.20	7.87	1.56%
Class I	1,000.00	1,022.30	2.78	0.55%
Class R2	1,000.00	1,020.10	4.95	0.98%
Class R4	1,000.00	1,022.00	3.03	0.60%
Class R6	1,000.00	1,022.80	2.23	0.44%
Class NAV	1,000.00	1,022.80	2.23	0.44%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
2	The inception date for Class NAV shares is 8-31-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/366 (to reflect the period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       11

Fund's investments

As of 11-30-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 42.0%				$1,334,459,852
(Cost $1,352,700,081)
Consumer discretionary 5.8%				185,354,734
Auto components 0.8%
Dana Holding Corp.	6.000	09-15-23	$4,055,000	4,146,208
Delphi Automotive PLC	4.250	01-15-26	4,040,000	4,084,052
Delphi Corp.	5.000	02-15-23	9,450,000	9,937,715
Magna International, Inc.	4.150	10-01-25	2,985,000	2,989,883
Nemak SAB de CV (S)	5.500	02-28-23	2,780,000	2,835,600
ZF North America Capital, Inc. (S)	4.750	04-29-25	2,840,000	2,743,270
Automobiles 1.7%
Fiat Chrysler Automobiles NV	5.250	04-15-23	2,310,000	2,286,900
Ford Motor Company	4.750	01-15-43	2,030,000	1,947,521
Ford Motor Credit Company LLC	2.551	10-05-18	3,680,000	3,688,177
Ford Motor Credit Company LLC	5.875	08-02-21	10,680,000	12,000,069
General Motors Company	4.875	10-02-23	7,375,000	7,633,184
General Motors Company	6.250	10-02-43	4,555,000	4,876,460
General Motors Financial Company, Inc.	3.450	04-10-22	5,030,000	4,859,624
General Motors Financial Company, Inc.	4.000	01-15-25	5,710,000	5,512,885
General Motors Financial Company, Inc.	4.375	09-25-21	7,300,000	7,458,527
Hyundai Capital America (S)	2.400	10-30-18	5,010,000	4,999,299
Diversified consumer services 0.1%
Service Corp. International	5.375	05-15-24	3,505,000	3,671,488
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (S)	9.125	05-01-19	2,775,000	2,913,750
Eldorado Resorts, Inc. (S)	7.000	08-01-23	1,465,000	1,476,903
International Game Technology PLC (S)	6.500	02-15-25	2,115,000	1,945,800
Mohegan Tribal Gaming Authority	9.750	09-01-21	115,000	117,875
Mohegan Tribal Gaming Authority (S)	9.750	09-01-21	2,825,000	2,895,625
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	1,964,000	2,003,280
Waterford Gaming LLC (H)(S)	8.625	09-15-49	372,111	0
Household durables 0.1%
Newell Rubbermaid, Inc.	2.150	10-15-18	1,975,000	1,965,127
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950	12-05-44	5,910,000	6,303,086
QVC, Inc.	4.375	03-15-23	3,920,000	3,745,944
QVC, Inc.	5.125	07-02-22	3,060,000	3,117,758
QVC, Inc.	5.450	08-15-34	3,500,000	3,056,141
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875	10-01-23	870,000	893,925

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 1.5%
21st Century Fox America, Inc.	6.150	03-01-37	$2,315,000	$2,626,307
21st Century Fox America, Inc.	6.400	12-15-35	2,250,000	2,665,179
Altice Financing SA (S)	6.500	01-15-22	1,485,000	1,492,425
Altice Financing SA (S)	6.625	02-15-23	1,890,000	1,874,634
AMC Entertainment, Inc.	5.875	02-15-22	4,490,000	4,658,375
Carmike Cinemas, Inc. (S)	6.000	06-15-23	1,640,000	1,689,200
CCO Safari II LLC (S)	6.484	10-23-45	4,640,000	4,833,145
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	2,785,000	2,739,744
Midcontinent Communications (S)	6.875	08-15-23	1,695,000	1,724,663
Myriad International Holdings BV (S)	5.500	07-21-25	2,020,000	2,013,940
Radio One, Inc. (S)	9.250	02-15-20	3,070,000	2,517,400
Scripps Networks Interactive, Inc.	3.950	06-15-25	4,975,000	4,774,358
Time Warner Cable, Inc.	8.250	04-01-19	3,420,000	3,959,638
Time Warner, Inc.	3.600	07-15-25	3,185,000	3,152,908
Time Warner, Inc.	3.875	01-15-26	7,820,000	7,838,541
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36	3,420,000	3,561,598
Specialty retail 0.5%
AutoNation, Inc.	4.500	10-01-25	1,940,000	1,984,077
AutoNation, Inc.	5.500	02-01-20	2,812,000	3,064,568
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	4,378,000	3,020,820
L Brands, Inc.	6.625	04-01-21	5,360,000	6,016,600
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250	06-15-21	3,465,000	3,040,538
Consumer staples 1.8%				56,694,917
Beverages 0.2%
Constellation Brands, Inc.	4.250	05-01-23	3,315,000	3,339,863
Constellation Brands, Inc.	4.750	11-15-24	1,975,000	2,029,313
Food and staples retailing 0.6%
CVS Health Corp.	5.125	07-20-45	5,035,000	5,374,329
SUPERVALU, Inc.	7.750	11-15-22	4,065,000	3,780,450
Tops Holding II Corp.	8.750	06-15-18	1,000,000	987,500
Tops Holding LLC (S)	8.000	06-15-22	5,655,000	5,655,000
Whole Foods Market, Inc. (S)	5.200	12-03-25	3,150,000	3,145,622
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	3,211,000	3,752,339
Kraft Heinz Foods Company (S)	2.000	07-02-18	5,605,000	5,608,688
Kraft Heinz Foods Company (S)	4.875	02-15-25	2,927,000	3,119,746
Kraft Heinz Foods Company (S)	5.200	07-15-45	3,590,000	3,763,968
Post Holdings, Inc. (S)	7.750	03-15-24	1,620,000	1,684,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
Central Garden & Pet Company	6.125	11-15-23	$775,000	$788,563
HRG Group, Inc.	7.875	07-15-19	2,830,000	3,002,998
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	2,820,000	2,791,800
Tobacco 0.2%
Alliance One International, Inc.	9.875	07-15-21	6,450,000	5,208,375
Vector Group, Ltd.	7.750	02-15-21	2,505,000	2,661,563
Energy 3.9%				124,035,098
Energy equipment and services 0.4%
CSI Compressco LP	7.250	08-15-22	2,100,000	1,689,188
Rowan Companies, Inc.	4.875	06-01-22	2,590,000	2,099,003
Teine Energy, Ltd. (S)	6.875	09-30-22	2,125,000	1,912,500
TerraForm Power Operating LLC (S)	5.875	02-01-23	5,440,000	4,052,800
Zhaikmunai LLP (S)	6.375	02-14-19	2,625,000	2,219,438
Oil, gas and consumable fuels 3.5%
Cimarex Energy Company	4.375	06-01-24	5,420,000	5,355,215
CNOOC Finance 2013, Ltd.	3.000	05-09-23	4,540,000	4,319,697
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25	4,060,000	3,888,534
Continental Resources, Inc.	5.000	09-15-22	7,933,000	6,961,208
DCP Midstream LLC (S)	9.750	03-15-19	3,840,000	4,097,683
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	3,375,000	2,666,250
DCP Midstream Operating LP	3.875	03-15-23	1,960,000	1,608,231
Enbridge Energy Partners LP	4.375	10-15-20	3,100,000	3,116,948
Energy Transfer Partners LP	5.150	03-15-45	3,845,000	2,911,442
Energy Transfer Partners LP	9.700	03-15-19	2,620,000	3,048,635
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	4,775,000	4,249,750
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	5,865,000	5,733,976
EP Energy LLC	7.750	09-01-22	1,840,000	1,444,400
Freeport-McMoran Oil & Gas LLC	6.750	02-01-22	4,272,000	3,460,320
Freeport-McMoran Oil & Gas LLC	6.875	02-15-23	1,179,000	954,990
Kerr-McGee Corp.	6.950	07-01-24	3,055,000	3,565,359
Kinder Morgan Energy Partners LP	7.750	03-15-32	2,130,000	2,079,960
Kinder Morgan, Inc.	5.550	06-01-45	4,080,000	3,113,758
Lukoil International Finance BV (S)	3.416	04-24-18	4,925,000	4,811,627
MarkWest Energy Partners LP	4.875	12-01-24	1,575,000	1,396,828
MPLX LP	4.000	02-15-25	1,435,000	1,299,430
Newfield Exploration Company	5.750	01-30-22	2,385,000	2,337,539
Petroleos Mexicanos	4.875	01-24-22	2,975,000	2,983,925
Regency Energy Partners LP	5.000	10-01-22	940,000	899,162

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       14

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Regency Energy Partners LP	5.500	04-15-23		$5,895,000	$5,596,566
Regency Energy Partners LP	5.875	03-01-22		865,000	869,834
Shell International Finance BV	4.375	05-11-45		8,520,000	8,472,663
Summit Midstream Holdings LLC	7.500	07-01-21		1,585,000	1,505,750
Sunoco Logistics Partners Operations LP	4.400	04-01-21		4,055,000	4,045,515
Whiting Petroleum Corp.	6.250	04-01-23		3,875,000	3,623,125
Williams Partners LP	4.875	05-15-23		2,900,000	2,552,473
Williams Partners LP	4.875	03-15-24		7,440,000	6,495,038
WPX Energy, Inc.	5.250	09-15-24		910,000	753,025
WPX Energy, Inc.	6.000	01-15-22		2,175,000	1,843,313
Financials 16.9%					537,015,401
Banks 6.6%
Banco Santander Brasil SA (S)	8.000	03-18-16	BRL	4,600,000	1,156,480
Bank of America Corp.	3.300	01-11-23		3,000,000	2,998,239
Bank of America Corp.	3.950	04-21-25		1,430,000	1,414,503
Bank of America Corp.	4.200	08-26-24		3,175,000	3,206,217
Bank of America Corp.	4.250	10-22-26		3,580,000	3,592,290
Bank of America Corp.	6.875	04-25-18		6,320,000	7,034,166
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24		5,655,000	5,738,129
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18		5,550,000	5,737,313
BankUnited, Inc.	4.875	11-17-25		5,330,000	5,300,163
Barclays Bank PLC (S)	10.179	06-12-21		4,710,000	6,170,166
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375	08-19-25		1,115,000	1,145,663
BPCE SA (S)	4.500	03-15-25		4,360,000	4,296,039
BPCE SA (S)	5.700	10-22-23		4,630,000	4,950,336
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		3,585,000	3,554,976
Commerzbank AG (S)	8.125	09-19-23		5,975,000	6,957,888
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19		4,420,000	4,360,993
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24		5,265,000	5,390,044
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33		3,300,000	3,663,997
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		3,980,000	3,586,975
HBOS PLC (S)	6.000	11-01-33		4,165,000	4,590,367
HBOS PLC (S)	6.750	05-21-18		8,895,000	9,766,843
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24		1,570,000	1,552,416

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Bank NV (S)	5.800	09-25-23	$5,184,000	$5,683,494
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	1,385,000	1,357,300
JPMorgan Chase & Co.	4.625	05-10-21	8,335,000	9,102,503
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000	07-01-19	5,915,000	5,678,400
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	4,055,000	3,892,800
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	7,940,000	8,602,990
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	6,890,000	7,096,700
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	3,595,000	3,860,131
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	5,255,000	5,215,588
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	3,525,000	3,626,520
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	5,937,000	7,361,880
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	2,400,000	2,532,000
Santander UK Group Holdings PLC (S)	4.750	09-15-25	4,125,000	4,128,160
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	4,730,000	4,818,688
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	3,390,000	3,583,338
Synovus Financial Corp.	7.875	02-15-19	1,620,000	1,819,908
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	4,115,000	3,904,106
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	5,565,000	6,044,981
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	5,945,000	6,264,544
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	5,895,000	6,005,531
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	7,802,000	8,192,100
Wells Fargo Bank NA	5.850	02-01-37	3,055,000	3,676,839
Capital markets 2.3%
Ares Capital Corp.	3.875	01-15-20	4,760,000	4,860,217
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	2,975,000	3,135,650
FS Investment Corp.	4.000	07-15-19	5,040,000	5,047,308
Jefferies Group LLC	6.875	04-15-21	6,225,000	7,019,914

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Group LLC	8.500	07-15-19	$2,660,000	$3,120,430
Macquarie Bank, Ltd. (S)	4.875	06-10-25	5,565,000	5,566,497
Morgan Stanley	4.300	01-27-45	2,885,000	2,813,013
Morgan Stanley	5.500	01-26-20	4,735,000	5,290,600
Morgan Stanley	5.550	04-27-17	2,955,000	3,118,772
Morgan Stanley	7.300	05-13-19	9,090,000	10,587,914
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20	3,370,000	3,357,363
Stifel Financial Corp.	4.250	07-18-24	3,325,000	3,346,965
The Bear Stearns Companies LLC	7.250	02-01-18	3,640,000	4,054,891
The Goldman Sachs Group, Inc.	3.750	05-22-25	5,520,000	5,597,114
The Goldman Sachs Group, Inc.	5.250	07-27-21	4,650,000	5,199,783
The Goldman Sachs Group, Inc.	5.750	01-24-22	1,800,000	2,064,955
Consumer finance 1.8%
Ally Financial, Inc.	3.250	11-05-18	3,775,000	3,769,111
Ally Financial, Inc.	5.125	09-30-24	8,440,000	8,745,528
American Express Company	3.625	12-05-24	20,000	19,843
Capital One Financial Corp.	2.450	04-24-19	3,220,000	3,246,974
Capital One Financial Corp.	4.200	10-29-25	4,945,000	4,929,779
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	4,210,000	4,241,575
Capital One NA	2.350	08-17-18	3,820,000	3,821,845
Credit Acceptance Corp.	6.125	02-15-21	4,420,000	4,342,650
Credito Real SAB de CV (S)	7.500	03-13-19	4,310,000	4,396,200
Discover Bank	2.600	11-13-18	5,530,000	5,550,190
Discover Financial Services	3.950	11-06-24	4,810,000	4,765,046
Discover Financial Services	5.200	04-27-22	4,795,000	5,162,235
Enova International, Inc.	9.750	06-01-21	4,300,000	3,332,500
Diversified financial services 1.5%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-23	2,947,628	3,087,640
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-19	1,357,088	1,380,837
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-22	2,830,139	2,902,573
General Electric Capital Corp. (P)	0.842	08-15-36	3,180,000	2,695,349
General Electric Capital Corp. (6.250% to 12-15-22, then 3 month LIBOR + 4.704%) (Q)	6.250	12-15-22	3,885,000	4,424,044
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	4,870,000	5,778,255
Leucadia National Corp.	5.500	10-18-23	6,320,000	6,336,451
McGraw Hill Financial, Inc. (S)	4.000	06-15-25	5,655,000	5,662,889
McGraw Hill Financial, Inc. (S)	4.400	02-15-26	3,725,000	3,810,463

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
NewStar Financial, Inc.	7.250	05-01-20	$5,145,000	$5,093,550
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	7,178,000	7,231,835
Insurance 1.9%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,885,000	1,964,752
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	6,030,000	6,267,281
AXA SA	8.600	12-15-30	2,905,000	4,016,163
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,725,000	1,848,993
CNA Financial Corp.	7.250	11-15-23	2,320,000	2,739,203
CNO Financial Group, Inc.	5.250	05-30-25	3,530,000	3,591,775
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800	03-07-87	4,830,000	5,651,100
MetLife, Inc.	6.400	12-15-36	3,710,000	4,085,638
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	3,770,000	3,916,088
Pacific LifeCorp. (S)	6.000	02-10-20	2,795,000	3,128,030
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	3,120,000	3,096,600
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,085,000	3,276,270
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	3,930,000	3,988,950
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	5,675,000	7,071,856
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-38	5,820,000	6,445,650
Real estate investment trusts 2.4%
American Tower Corp.	3.400	02-15-19	3,335,000	3,431,008
American Tower Corp.	4.700	03-15-22	3,420,000	3,613,569
Corrections Corp. of America	4.625	05-01-23	2,635,000	2,499,956
Corrections Corp. of America	5.000	10-15-22	1,330,000	1,318,363
Crown Castle Towers LLC (S)	4.883	08-15-20	4,330,000	4,660,576
Crown Castle Towers LLC (S)	6.113	01-15-20	5,842,000	6,424,415
DDR Corp.	7.500	04-01-17	5,575,000	5,973,886
Highwoods Realty LP	5.850	03-15-17	3,130,000	3,280,046
Iron Mountain, Inc.	5.750	08-15-24	4,230,000	4,198,275
Iron Mountain, Inc.	6.000	08-15-23	4,095,000	4,297,211
iStar, Inc.	5.000	07-01-19	1,250,000	1,214,063
MPT Operating Partnership LP	6.375	02-15-22	2,750,000	2,860,000
MPT Operating Partnership LP	6.875	05-01-21	2,175,000	2,267,438
Omega Healthcare Investors, Inc.	4.500	01-15-25	3,430,000	3,363,029
Omega Healthcare Investors, Inc.	4.950	04-01-24	3,530,000	3,569,476

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Omega Healthcare Investors, Inc. (S)	5.250	01-15-26	$2,015,000	$2,070,513
USB Realty Corp. (P)(Q)(S)	1.468	01-15-17	2,900,000	2,608,188
Ventas Realty LP	3.500	02-01-25	2,350,000	2,251,688
Ventas Realty LP	3.750	05-01-24	2,595,000	2,558,273
Ventas Realty LP	4.750	06-01-21	5,005,000	5,323,528
Vereit Operating Partnership LP	4.600	02-06-24	5,895,000	5,706,737
Welltower, Inc.	3.750	03-15-23	1,995,000	1,960,502
Thrifts and mortgage finance 0.4%
Nationstar Mortgage LLC	6.500	07-01-21	3,315,000	3,000,075
Nationstar Mortgage LLC	7.875	10-01-20	3,478,000	3,373,660
Nationstar Mortgage LLC	9.625	05-01-19	2,160,000	2,235,600
Quicken Loans, Inc. (S)	5.750	05-01-25	2,860,000	2,763,475
Stearns Holdings, Inc. (S)	9.375	08-15-20	1,590,000	1,582,050
Health care 2.3%				74,345,562
Biotechnology 0.4%
AbbVie, Inc.	3.600	05-14-25	6,565,000	6,505,718
Celgene Corp.	5.000	08-15-45	6,185,000	6,195,230
Health care equipment and supplies 0.4%
Alere, Inc.	7.250	07-01-18	2,345,000	2,424,519
Medtronic, Inc.	4.625	03-15-45	4,750,000	4,916,036
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	4,970,000	4,856,957
Health care providers and services 1.0%
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	1,663,000	1,629,740
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	1,880,000	1,924,650
HCA, Inc.	5.250	04-15-25	4,030,000	4,075,338
HCA, Inc.	7.500	02-15-22	3,260,000	3,643,050
Medco Health Solutions, Inc.	7.125	03-15-18	2,880,000	3,198,116
Molina Healthcare, Inc. (S)	5.375	11-15-22	3,545,000	3,562,725
Select Medical Corp.	6.375	06-01-21	3,245,000	2,620,338
UnitedHealth Group, Inc.	1.450	07-17-17	4,965,000	4,980,938
UnitedHealth Group, Inc.	3.750	07-15-25	5,170,000	5,362,029
WellCare Health Plans, Inc.	5.750	11-15-20	1,945,000	2,022,003
Pharmaceuticals 0.5%
Actavis Funding SCS	3.800	03-15-25	3,915,000	3,950,016
Endo Finance LLC (S)	7.750	01-15-22	1,394,000	1,404,455
Mallinckrodt International Finance SA (S)	5.500	04-15-25	660,000	559,350
Mallinckrodt International Finance SA (S)	5.750	08-01-22	3,490,000	3,088,650
Quintiles Transnational Corp. (S)	4.875	05-15-23	1,335,000	1,338,338
Zoetis, Inc.	4.500	11-13-25	6,000,000	6,087,366

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       19

	Rate (%)	Maturity date	Par value^	Value
Industrials 5.7%				$182,330,096
Aerospace and defense 1.0%
AerCap Ireland Capital, Ltd.	4.625	10-30-20	$1,225,000	1,258,688
Embraer Overseas, Ltd. (S)	5.696	09-16-23	1,658,000	1,670,435
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	4,055,000	4,146,238
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	850,000	862,750
Lockheed Martin Corp.	2.900	03-01-25	4,771,000	4,619,731
Lockheed Martin Corp.	4.700	05-15-46	3,480,000	3,569,857
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	9,625,000	7,074,375
Textron, Inc.	3.875	03-01-25	2,465,000	2,431,409
Textron, Inc.	5.600	12-01-17	2,195,000	2,341,795
Textron, Inc.	7.250	10-01-19	2,230,000	2,559,204
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500	06-15-22	6,235,000	5,705,025
Airlines 2.1%
America West Airlines 2000-1 Pass Through Trust	8.057	07-02-20	412,856	463,431
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01-31-18	5,811,948	6,131,605
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	3,853,164	4,108,436
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07-15-20	1,462,632	1,506,511
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	5,917,503	5,769,565
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	06-20-24	6,721,967	7,041,260
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	06-20-20	1,711,158	1,779,604
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01-02-18	1,136,610	1,172,754
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09-15-17	228,672	234,960
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02-02-19	862,310	922,672
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04-02-18	80,605	85,442
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	3,564,625	3,956,733
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04-11-20	1,306,582	1,371,911
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	4,395,760	5,011,167
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	3,354,808	3,860,109
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07-02-18	713,561	768,862
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04-15-19	1,128,746	1,204,937
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11-01-19	2,329,920	2,600,820
UAL 2009-1 Pass Through Trust	10.400	11-01-16	191,106	203,642
UAL 2009-2A Pass Through Trust	9.750	01-15-17	934,656	990,735
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	4,810,000	4,870,125
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	5,280,000	5,280,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	$3,536,496	$3,957,339
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,906,704	3,226,442
Building products 0.4%
Builders FirstSource, Inc. (S)	10.750	08-15-23	2,510,000	2,572,750
Masco Corp.	4.450	04-01-25	3,230,000	3,169,438
Masco Corp.	7.125	03-15-20	2,480,000	2,874,320
Owens Corning	4.200	12-15-22	4,330,000	4,367,346
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750	02-15-19	2,945,000	2,959,725
Safway Group Holding LLC (S)	7.000	05-15-18	1,905,000	1,924,050
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	3,835,000	3,897,319
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	1,095,000	1,092,263
Industrial conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,720,000	1,604,800
Odebrecht Finance, Ltd. (Q)(S)	7.500	01-04-16	1,105,000	712,725
Machinery 0.3%
Optimas OE Solutions Holding LLC (S)	8.625	06-01-21	1,435,000	1,356,075
SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,871,000	1,936,485
Trinity Industries, Inc.	4.550	10-01-24	6,475,000	6,120,157
Marine 0.1%
Navios South American Logistics, Inc. (S)	7.250	05-01-22	3,060,000	2,448,000
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	6,395,000	6,250,614
Trading companies and distributors 1.0%
Ahern Rentals, Inc. (S)	7.375	05-15-23	4,675,000	3,927,000
Air Lease Corp.	3.375	01-15-19	4,515,000	4,571,438
Air Lease Corp.	3.875	04-01-21	2,950,000	2,979,500
Air Lease Corp.	4.750	03-01-20	2,125,000	2,240,558
Air Lease Corp.	5.625	04-01-17	2,625,000	2,736,563
Aircastle, Ltd.	5.500	02-15-22	2,485,000	2,603,038
Aircastle, Ltd.	6.250	12-01-19	1,760,000	1,900,800
Aircastle, Ltd.	7.625	04-15-20	1,440,000	1,634,400
Ashtead Capital, Inc. (S)	5.625	10-01-24	1,855,000	1,887,463
International Lease Finance Corp. (S)	7.125	09-01-18	2,720,000	2,985,200
United Rentals North America, Inc.	5.500	07-15-25	2,910,000	2,910,000
United Rentals North America, Inc.	5.750	11-15-24	3,270,000	3,302,700
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	2,660,000	2,606,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.9%				$29,198,279
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250	10-15-22	$2,705,000	2,894,350
Internet software and services 0.4%
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18	1,985,000	1,989,963
Ancestry.com, Inc.	11.000	12-15-20	2,680,000	2,907,800
Rackspace Hosting, Inc. (S)	6.500	01-15-24	4,375,000	4,375,000
VeriSign, Inc.	5.250	04-01-25	3,145,000	3,203,749
IT services 0.2%
Fidelity National Information Services, Inc.	5.000	10-15-25	4,110,000	4,259,892
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	2,870,000	2,740,850
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc.	5.875	02-15-22	3,150,000	3,168,050
Qorvo, Inc. (S)	6.750	12-01-23	1,910,000	1,952,975
Qorvo, Inc. (S)	7.000	12-01-25	1,660,000	1,705,650
Materials 1.8%				56,292,571
Chemicals 0.6%
Braskem Finance, Ltd. (S)	7.000	05-07-20	5,150,000	5,317,890
Incitec Pivot Finance LLC (S)	6.000	12-10-19	2,025,000	2,209,652
NOVA Chemicals Corp. (S)	5.000	05-01-25	5,525,000	5,414,500
Platform Specialty Products Corp. (S)	6.500	02-01-22	5,665,000	4,928,550
Rain CII Carbon LLC (S)	8.250	01-15-21	1,445,000	1,112,650
Construction materials 0.3%
American Gilsonite Company (S)	11.500	09-01-17	3,035,000	2,139,675
Cemex SAB de CV (S)	6.125	05-05-25	3,400,000	3,118,480
Cemex SAB de CV (S)	6.500	12-10-19	3,500,000	3,517,500
Vulcan Materials Company	4.500	04-01-25	1,407,000	1,403,483
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19	2,531,597	2,639,190
Wise Metals Group LLC (S)	8.750	12-15-18	2,510,000	1,982,900
Metals and mining 0.6%
Allegheny Technologies, Inc.	9.375	06-01-19	6,195,000	6,171,769
ArcelorMittal	10.850	06-01-19	3,005,000	3,185,300
Commercial Metals Company	7.350	08-15-18	2,540,000	2,692,400
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	1,775,000	1,788,313
MMC Norilsk Nickel OJSC (S)	6.625	10-14-22	3,880,000	3,987,631
Rain CII Carbon LLC (S)	8.000	12-01-18	2,900,000	2,363,500
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250	04-15-23	2,325,000	2,319,188
Telecommunication services 1.8%				55,318,506
Diversified telecommunication services 0.8%
AT&T, Inc.	4.750	05-15-46	3,260,000	3,059,184

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Columbus International, Inc. (S)	7.375	03-30-21	$1,525,000	$1,593,625
GCI, Inc.	6.875	04-15-25	2,610,000	2,701,350
T-Mobile USA, Inc.	6.125	01-15-22	1,530,000	1,561,380
T-Mobile USA, Inc.	6.250	04-01-21	1,770,000	1,814,250
Telecom Italia Capital SA	7.200	07-18-36	2,650,000	2,729,500
Verizon Communications, Inc.	4.400	11-01-34	3,320,000	3,148,887
Verizon Communications, Inc.	5.012	08-21-54	2,884,000	2,733,478
Verizon Communications, Inc.	6.550	09-15-43	3,275,000	3,955,349
Wind Acquisition Finance SA (S)	7.375	04-23-21	2,845,000	2,745,425
Wireless telecommunication services 1.0%
CC Holdings GS V LLC	3.849	04-15-23	3,960,000	3,918,757
Comcel Trust (S)	6.875	02-06-24	1,720,000	1,440,844
Digicel Group, Ltd. (S)	8.250	09-30-20	3,385,000	2,940,719
Digicel, Ltd. (S)	6.750	03-01-23	2,000,000	1,764,400
Millicom International Cellular SA (S)	4.750	05-22-20	3,530,000	3,265,250
Millicom International Cellular SA (S)	6.625	10-15-21	3,165,000	3,062,138
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	1,375,000	1,278,750
SBA Tower Trust (S)	2.933	12-15-42	2,805,000	2,829,058
SBA Tower Trust (S)	3.598	04-15-43	2,770,000	2,769,665
SBA Tower Trust (S)	5.101	04-15-42	2,855,000	2,904,272
SoftBank Group Corp. (S)	4.500	04-15-20	3,110,000	3,102,225
Utilities 1.1%				33,874,688
Electric utilities 0.8%
Beaver Valley II Funding Corp.	9.000	06-01-17	209,000	223,630
BVPS II Funding Corp.	8.890	06-01-17	563,000	586,381
Electricite de France SA (S)	3.625	10-13-25	2,940,000	2,910,844
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	3,830,000	3,700,738
Empresa Electrica Angamos SA (S)	4.875	05-25-29	3,490,000	3,142,899
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	3,295,000	3,491,481
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,825,000	2,097,655
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,890,000	3,220,818
PNPP II Funding Corp.	9.120	05-30-16	38,000	38,778
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	2,215,000	2,458,650
Talen Energy Supply LLC (S)	6.500	06-01-25	2,450,000	2,094,750
W3A Funding Corp.	8.090	01-02-17	948,668	947,143
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	6.750	11-01-19	1,145,000	1,118,528
Dynegy, Inc.	7.625	11-01-24	5,445,000	5,172,750
NRG Yield Operating LLC	5.375	08-15-24	2,945,000	2,669,643

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.4%				$742,625,325
(Cost $743,166,455)
U.S. Government 8.4%				265,158,786
U.S. Treasury
Bond	2.500	02-15-45	$129,073,000	116,437,915
Bond	2.750	11-15-42	63,050,000	60,340,805
Bond	2.875	08-15-45	36,979,000	36,154,183
Note	2.250	11-15-25	20,403,000	20,469,942
Treasury Inflation Protected Securities	0.375	07-15-25	32,460,961	31,755,941
U.S. Government Agency 15.0%				477,466,539
Federal Home Loan Bank
15 Yr Pass Thru	2.900	09-05-25	1,390,476	1,380,951
15 Yr Pass Thru	3.250	06-21-27	1,915,152	1,915,724
30 Yr Pass Thru	4.000	03-01-42	13,440,434	14,284,533
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.545	06-01-44	3,055,333	3,134,179
30 Yr Pass Thru (P)	2.664	05-01-44	2,898,725	2,980,973
30 Yr Pass Thru (P)	2.986	03-01-44	725,702	749,016
30 Yr Pass Thru	3.000	03-01-43	6,186,474	6,258,259
30 Yr Pass Thru	3.500	06-01-42	10,194,126	10,582,144
30 Yr Pass Thru	3.500	09-01-42	3,324,114	3,443,368
30 Yr Pass Thru	3.500	04-01-44	11,045,840	11,497,343
30 Yr Pass Thru	4.000	11-01-43	7,798,557	8,330,978
30 Yr Pass Thru	4.000	02-01-44	2,082,513	2,214,277
30 Yr Pass Thru	4.500	11-01-39	5,070,711	5,485,883
30 Yr Pass Thru	4.500	02-01-41	7,881,490	8,532,955
30 Yr Pass Thru	4.500	03-01-41	4,292,590	4,691,673
30 Yr Pass Thru	5.500	05-01-38	487,622	546,523
30 Yr Pass Thru	5.500	12-01-38	276,189	309,033
30 Yr Pass Thru	5.500	11-01-39	10,713,573	11,997,660
Federal National Mortgage Association
15 Yr Pass Thru	2.500	06-01-27	376,049	383,790
15 Yr Pass Thru	3.000	09-01-27	6,353,227	6,593,611
15 Yr Pass Thru	3.500	02-01-26	965,556	1,017,687
15 Yr Pass Thru	3.500	03-01-26	7,937,859	8,366,430
15 Yr Pass Thru	4.000	12-01-24	4,297,408	4,587,695
30 Yr Pass Thru (P)	2.518	06-01-44	5,184,893	5,319,529
30 Yr Pass Thru (P)	2.546	04-01-44	4,784,932	4,917,402
30 Yr Pass Thru (P)	2.918	03-01-44	718,182	741,380
30 Yr Pass Thru	3.000	08-01-42	269,789	272,835
30 Yr Pass Thru	3.000	10-01-42	6,854,434	6,906,123
30 Yr Pass Thru	3.000	12-01-42	3,467,181	3,494,952
30 Yr Pass Thru	3.000	01-01-43	2,488,738	2,504,395
30 Yr Pass Thru	3.000	03-01-43	1,735,670	1,756,353
30 Yr Pass Thru	3.000	05-01-43	2,440,323	2,469,402

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	06-01-43	$4,136,084	$4,162,104
30 Yr Pass Thru	3.500	11-01-40	6,319,276	6,564,249
30 Yr Pass Thru	3.500	06-01-42	5,881,936	6,117,308
30 Yr Pass Thru	3.500	08-01-42	9,852,355	10,246,607
30 Yr Pass Thru	3.500	01-01-43	26,499,574	27,494,595
30 Yr Pass Thru	3.500	07-01-43	19,381,618	20,169,381
30 Yr Pass Thru	3.500	01-01-45	6,897,953	7,180,448
30 Yr Pass Thru	3.500	04-01-45	20,539,962	21,323,377
30 Yr Pass Thru	4.000	11-01-40	2,166,878	2,320,824
30 Yr Pass Thru	4.000	01-01-41	11,280,565	12,008,580
30 Yr Pass Thru	4.000	09-01-41	10,912,442	11,666,613
30 Yr Pass Thru	4.000	10-01-41	10,835,894	11,538,135
30 Yr Pass Thru	4.000	01-01-42	6,252,262	6,664,218
30 Yr Pass Thru	4.000	07-01-42	819,420	873,539
30 Yr Pass Thru	4.000	09-01-43	13,194,992	14,161,298
30 Yr Pass Thru	4.000	10-01-43	23,690,350	25,334,191
30 Yr Pass Thru	4.000	01-01-44	5,873,382	6,290,659
30 Yr Pass Thru	4.500	11-01-39	8,934,105	9,679,905
30 Yr Pass Thru	4.500	08-01-40	10,931,522	11,861,143
30 Yr Pass Thru	4.500	02-01-41	10,941,604	11,865,244
30 Yr Pass Thru	4.500	05-01-41	9,418,600	10,223,977
30 Yr Pass Thru	4.500	06-01-41	11,635,222	12,686,498
30 Yr Pass Thru	4.500	07-01-41	5,067,024	5,524,844
30 Yr Pass Thru	4.500	08-01-41	6,870,227	7,490,972
30 Yr Pass Thru	4.500	05-01-42	13,953,462	15,214,198
30 Yr Pass Thru	4.500	01-01-43	3,074,625	3,333,210
30 Yr Pass Thru	5.000	08-01-40	7,442,133	8,224,621
30 Yr Pass Thru	5.000	09-01-40	6,429,100	7,105,074
30 Yr Pass Thru	5.000	02-01-41	4,937,432	5,468,141
30 Yr Pass Thru	5.000	03-01-41	5,453,450	6,051,553
30 Yr Pass Thru	5.000	04-01-41	1,966,180	2,198,408
30 Yr Pass Thru	5.000	07-01-42	4,350,876	4,808,340
30 Yr Pass Thru	5.500	05-01-35	2,452,843	2,769,032
30 Yr Pass Thru	5.500	04-01-36	601,151	677,758
30 Yr Pass Thru	5.500	05-01-36	2,647,807	2,991,848
30 Yr Pass Thru	5.500	01-01-39	2,273,543	2,549,061
30 Yr Pass Thru	6.000	02-01-37	599,898	683,341
30 Yr Pass Thru	6.500	01-01-39	2,789,254	3,194,991
30 Yr Pass Thru	6.500	06-01-39	940,867	1,081,198
Foreign government obligations 0.2%				$5,537,223
(Cost $4,767,211)
Argentina 0.2%				5,537,223
City of Buenos Aires (S)	9.950	03-01-17	2,645,000	2,734,269

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       25

	Rate (%)	Maturity date	Par value^	Value
Argentina (continued)
Republic of Argentina (H)	8.280	12-31-33	$2,502,638	$2,802,954
Municipal bonds 0.1%				$5,442,107
(Cost $5,460,515)
State of Hawaii Department of Business Economic Development & Tourism	1.467	07-01-22	5,460,947	5,442,107
Term loans (M) 0.4%				$12,766,168
(Cost $13,650,252)
Consumer staples 0.1%				2,433,767
Household products 0.1%
The Sun Products Corp.	5.500	03-23-20	2,564,109	2,433,767
Financials 0.0%				1,369,776
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750	12-19-20	1,583,556	1,369,776
Health care 0.0%				888,040
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250	11-03-20	893,250	888,040
Industrials 0.2%				5,416,114
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500	12-28-19	972,500	946,566
Airlines 0.2%
Delta Air Lines, Inc.	3.250	10-18-18	1,656,197	1,651,798
GOL LuxCo SA	6.500	08-31-20	2,890,000	2,817,750
Utilities 0.1%				2,658,471
Electric utilities 0.1%
ExGen Texas Power LLC	5.750	09-16-21	2,043,776	1,553,270
La Frontera Generation LLC	4.500	09-30-20	1,163,370	1,105,201
Capital preferred securities 0.9%				$30,194,093
(Cost $30,761,023)
Financials 0.9%				30,194,093
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-21-15	4,938,000	3,722,018
Sovereign Capital Trust VI	7.908	06-13-36	3,068,000	3,132,069
Capital markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000	01-04-16	6,880,000	4,919,200
State Street Capital Trust IV (P)	1.337	06-15-37	5,935,000	4,807,350
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67	960,000	1,195,200
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68	2,820,000	3,933,900

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       26

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	$6,740,000	$6,803,356
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67	1,640,000	1,681,000
Collateralized mortgage obligations 13.4%				$424,958,928
(Cost $415,190,010)
Commercial and residential 12.5%				397,071,373
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.801	08-25-35	2,078,490	1,999,887
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.441	06-25-45	4,046,355	3,770,153
Series 2005-1, Class AHM (P)	2.549	06-25-45	2,538,689	2,517,385
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	4,915,000	5,579,672
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110	12-13-29	5,021,000	4,899,610
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.797	09-15-26	2,645,000	2,614,964
Series 2014-ICTS, Class D (P) (S)	2.097	06-15-28	2,295,000	2,276,116
Series 2014-ICTS, Class E (P) (S)	3.147	06-15-28	1,425,000	1,420,315
Series 2015-200P, Class F (P) (S)	3.716	04-14-33	4,230,000	3,701,813
BBCMS Trust
Series 2015, Class C (P) (S)	2.197	02-15-28	2,145,000	2,118,845
Series 2015-MSQ, Class D (P) (S)	4.123	09-15-32	5,335,000	5,322,467
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.680	03-25-35	3,284,964	3,292,190
Series 2005-5, Class A2 (P)	2.480	08-25-35	5,070,046	5,081,320
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.921	01-25-35	5,466,777	5,332,494
Series 2004-12, Class A3 (P)	0.921	01-25-35	1,367,856	1,325,954
Series 2005-5, Class 1A4 (P)	0.781	07-25-35	3,002,333	2,856,585
Series 2005-7, Class 11A1 (P)	0.761	08-25-35	4,588,838	4,373,862
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750	10-25-34	4,325,303	4,394,176
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.192	07-05-33	5,100,000	5,042,651
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.697	08-15-29	6,475,000	6,347,201
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	6,165,000	5,701,666
Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,795,000	3,613,721
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950	05-15-29	4,625,000	4,406,830
Series 2015-JWRZ, Class GL2 (P) (S)	3.885	05-15-29	4,175,000	4,068,171

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.197	12-15-27	$6,335,000	$6,285,819
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	3,345,000	3,203,845
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.547	06-15-33	3,245,000	3,189,149
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.825	06-10-46	43,597,314	1,339,205
Series 2015-CR27, Class B (P)	4.510	10-10-48	2,570,000	2,680,734
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.274	10-15-45	55,960,457	5,285,997
Series 2012-LC4, Class B (P)	4.934	12-10-44	2,145,000	2,367,135
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	5,125,000	5,164,890
Series 2013-CR11, Class B (P)	5.331	10-10-46	8,094,000	9,028,396
Series 2013-CR13, Class C (P)	4.911	12-10-23	3,505,000	3,610,599
Series 2013-CR6, Class XA IO	1.643	03-10-46	37,734,458	2,031,691
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	4,015,000	4,435,554
Series 2014-FL4, Class D (P) (S)	2.646	07-13-31	6,605,000	6,517,099
Series 2014-TWC, Class D (P) (S)	2.447	02-13-32	4,270,000	4,218,374
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.346	08-13-27	6,190,000	6,028,560
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.993	08-15-45	34,114,597	2,989,820
Series 2014-CR15, Class XA IO	1.479	02-10-47	51,892,670	3,082,975
Series 2014-CR16, Class C (P)	5.069	04-10-47	4,850,000	4,949,139
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979	02-10-34	4,740,000	4,443,373
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.347	04-15-27	6,965,000	6,878,797
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.491	06-25-34	2,998,335	2,846,314
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.333	12-05-31	690,859	689,222
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-19	2,345,000	2,273,002
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-19	5,210,000	4,910,316
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.154	08-19-34	1,962,849	1,894,551
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.697	05-15-34	7,102,000	7,035,177
GS Mortgage Securities Trust Series 2015-590M, Class C (P) (S)	3.805	10-10-35	5,490,000	5,476,929
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.418	08-19-45	7,475,184	529,191
Series 2005-2, Class IX IO	2.188	05-19-35	34,244,399	2,589,075

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-9, Class 2A1C (P)	0.657	06-20-35	$4,689,390	$4,300,473
Series 2007-3, Class ES IO (S)	0.350	05-19-47	50,798,723	828,019
Series 2007-4, Class ES IO	0.350	07-19-47	52,639,259	794,853
Series 2007-6, Class ES IO (S)	0.342	08-19-37	40,823,839	538,875
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.201	07-15-29	4,795,000	4,735,764
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.942	11-05-30	4,025,625	4,025,198
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	6,127,000	6,120,967
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	3.864	08-05-34	3,470,000	3,470,027
Impac Mortgage Holdings, Inc. Series 2004-4, Class M2 (P)	1.031	02-25-35	3,395,000	3,103,061
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.372	07-25-35	57,746,081	4,086,973
Series 2005-AR8, Class AX2 IO	2.406	05-25-35	52,724,181	3,714,371
Series 2005-AR18, Class 1X IO	2.160	10-25-36	22,092,459	2,016,368
Series 2005-AR18, Class 2X IO	1.877	10-25-36	33,970,538	1,391,331
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.832	04-15-47	7,040,000	7,069,736
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	23,665,000	1,934,221
Series 2014-FBLU, Class D (P) (S)	2.797	12-15-28	5,425,000	5,425,086
Series 2014-FBLU, Class E (P) (S)	3.697	12-15-28	3,965,000	3,964,538
Series 2014-FL5, Class C (P) (S)	2.297	07-15-31	8,370,000	8,335,259
Series 2014-INN, Class F (P) (S)	4.197	06-15-29	4,130,000	4,084,067
Series 2014-PHH, Class C (P) (S)	2.297	08-15-27	6,740,000	6,794,831
Series 2015-MAR7, Class C (S)	4.490	06-05-32	5,135,000	5,144,546
Series 2015-SG, Class B (P) (S)	2.947	07-15-36	4,275,000	4,282,737
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.321	11-25-34	4,255,000	4,115,339
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.673	10-25-35	4,060,103	3,938,353
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.321	02-15-46	2,768,000	2,785,883
Series 2014-C18, Class 300D	5.279	08-15-31	2,795,000	2,821,802
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438	09-09-32	11,110,000	11,367,842
Series 2015, Class XLF1 C (P) (S)	2.397	08-14-31	4,775,000	4,745,189
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.851	08-25-34	4,197,446	4,152,672
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.551	05-25-35	2,892,112	2,700,037
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.671	04-25-35	4,222,672	3,843,895
Series 2005-3, Class APT (P)	0.511	07-25-35	4,483,617	4,369,150

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.409	12-25-45	$18,805,597	$2,572,207
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.646	03-25-44	3,624,755	3,544,181
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963	10-10-36	3,010,000	2,948,010
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	2,745,000	2,937,640
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.874	05-10-63	38,314,464	2,493,444
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	5,963,000	6,056,914
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.591	01-25-45	1,620,522	1,470,445
Series 2005-AR2, Class 2A3 (P)	0.571	01-25-45	2,440,458	2,259,285
WaMu Mortgage Pass-Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.511	12-25-45	4,434,450	4,079,994
Series 2005-AR8, Class 2AB2 (P)	0.641	07-25-45	4,333,162	3,938,325
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	8,550,000	8,417,608
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	5,005,000	4,671,413
Series 2015-LC22, Class B (P)	4.690	09-15-58	3,540,000	3,702,132
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.332	11-15-45	50,501,228	4,775,740
Series 2013-C15, Class B (P)	4.630	08-15-46	1,132,000	1,193,496
Series 2013-C16, Class B (P)	5.148	09-15-46	2,200,000	2,399,225
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.768	11-15-29	582,485	576,875
U.S. Government Agency 0.9%				27,887,555
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.046	10-25-27	3,890,000	3,846,023
Series 2015-DNA1, Class M3 (P)	3.496	10-25-27	1,325,000	1,265,657
Series 290, Class IO	3.500	11-15-32	9,502,839	1,603,291
Series 4136, Class IH IO	3.500	09-15-27	11,691,142	1,313,714
Series K017, Class X1 IO	1.568	12-25-21	20,205,350	1,371,505
Series K018, Class X1 IO	1.557	01-25-22	19,037,473	1,307,153
Series K021, Class X1 IO	1.627	06-25-22	4,564,811	360,779
Series K022, Class X1 IO	1.415	07-25-22	105,960,470	7,223,813
Series K709, Class X1 IO	1.660	03-25-19	16,766,184	724,197
Series K710, Class X1 IO	1.903	05-25-19	33,747,829	1,734,541
Series K711, Class X1 IO	1.823	07-25-19	62,026,048	3,145,849
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000	12-25-27	13,483,880	1,504,290
Series 2012-137, Class WI IO	3.500	12-25-32	10,177,345	1,781,843

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       30

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association Series 2012-114, Class IO	0.931	01-16-53	$9,751,745	$704,900
Asset backed securities 16.5%				$524,223,121
(Cost $522,531,910)
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.896	05-25-35	2,709,980	2,606,060
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	0.771	03-25-35	55,000	51,926
Series 2005-4, Class M1 (P)	0.671	10-25-35	9,530,000	8,670,875
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	8,344,000	8,345,105
Series 2015-1, Class A4	1.750	05-15-20	5,980,000	5,974,111
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07-15-19	4,830,000	4,847,132
Series 2015-3, Class A	1.630	05-15-20	7,970,000	7,923,032
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490	04-15-20	7,661,000	7,686,458
Series 2014-4, Class A	1.430	06-15-20	9,020,000	9,036,342
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.631	01-25-36	3,100,000	2,917,811
Series 2005-R3, Class M2 (P)	0.691	05-25-35	3,680,000	3,487,932
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	12,225,000	12,472,278
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	7,535,000	7,550,872
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.301	01-25-34	1,873,348	1,733,198
Series 2004-W6, Class M1 (P)	1.046	05-25-34	1,085,170	1,033,999
BA Credit Card Trust Series 2015-A2, Class A	1.360	09-15-20	12,480,000	12,447,357
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650	03-16-20	6,400,000	6,377,439
Series 2015-1, Class A4 (S)	1.660	09-15-20	6,545,000	6,507,908
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.461	07-25-36	7,185,959	6,762,035
Series 2006-1A, Class A3 (P) (S)	0.571	07-25-36	3,885,000	3,326,674
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840	06-15-20	6,240,000	6,251,935
Series 2015-2, Class A4	1.750	01-15-21	6,395,000	6,325,924
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480	07-15-20	12,785,000	12,813,821
Series 2015-A5, Class A5	1.600	05-17-21	7,762,000	7,768,104
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160	06-17-19	8,205,000	8,195,496
Series 2015-2, Class A4	1.800	03-15-21	3,145,000	3,134,587

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       31

	Rate (%)	Maturity date	Par value^	Value
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07-15-19	$5,424,000	$5,427,758
Series 2014-A7, Class A	1.380	11-15-19	9,340,000	9,338,930
Series 2015, Class A2A	1.590	02-18-20	9,336,000	9,361,695
Series 2015-A5, Class A	1.360	04-15-20	13,310,000	13,256,530
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760	12-16-19	2,585,000	2,578,055
Series 2015-AA, Class A4 (S)	1.550	02-18-20	90,000	89,539
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	4,455,000	4,790,270
Series 2014-A8, Class A8	1.730	04-09-20	9,245,000	9,287,158
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265	06-25-37	884,704	913,582
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	10,356,500	10,505,305
CNH Equipment Trust Series 2015-C, Class A3	1.660	11-16-20	9,430,000	9,440,908
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	118,455	105,476
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613	02-25-35	2,369,922	2,400,957
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.691	05-25-36	5,110,114	4,994,373
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.641	07-25-35	1,955,000	1,892,139
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	9,413,863	9,452,770
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	12,515,000	12,526,713
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	5,270,000	5,169,104
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.911	11-25-35	4,235,000	4,137,402
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.196	12-25-34	2,943,453	2,641,431
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	3,225,000	3,230,559
Series 2015-A, Class A4	1.640	06-15-20	3,682,000	3,683,570
Series 2015-B, Class A4	1.580	08-15-20	3,910,000	3,898,596
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	7,965,000	7,938,238
Series 2014-4, Class A1	1.400	08-15-19	10,425,000	10,398,596
Series 2015-1, Class A1	1.420	01-15-20	8,485,000	8,449,489
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590	08-22-23	1,580,000	1,588,805
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730	06-20-19	2,045,000	2,038,332
Series 2015-2, Class A4	1.850	07-22-19	7,012,000	6,987,316

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       32

	Rate (%)	Maturity date	Par value^	Value
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	$4,370,000	$4,337,927
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.491	10-25-35	3,625,286	3,418,176
GSAA Trust Series 2005-10, Class M3 (P)	0.771	06-25-35	4,965,000	4,777,405
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.241	05-25-35	2,085,000	2,003,672
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10-15-20	11,010,000	10,995,628
Series 2015-1, Class A4	1.320	11-16-20	45,000	44,803
Series 2015-2, Class A4	1.470	08-23-21	5,660,000	5,633,554
Series 2015-3, Class A4	1.560	10-18-21	6,075,000	6,060,616
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370	07-15-20	40,000	39,735
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	5,170,000	5,164,456
Series 2015, Class AA4	1.650	12-15-21	2,720,000	2,718,947
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.741	06-25-35	3,438,986	3,297,105
Series 2005-WMC1, Class M1 (P)	0.971	09-25-35	2,086,424	1,974,775
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-22-31	1,193,639	1,186,403
Series 2015-1A, Class A (S)	2.520	12-20-32	4,202,868	4,177,043
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.501	09-25-36	6,160,000	5,729,171
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.896	03-25-35	7,315,000	6,777,523
Series 2005-2, Class M2 (P)	0.671	06-25-35	7,570,000	7,172,393
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500	09-15-21	90,000	89,852
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	7,150,000	7,117,698
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	4,137,000	4,133,928
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934	08-25-35	6,645,000	6,672,157
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.371	09-25-36	6,890,721	6,382,915
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	2,561,416	2,569,251
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,310,813	3,395,051
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.661	11-25-35	3,073,500	2,904,332
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.521	12-25-36	7,690,000	7,471,421

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       33

	Rate (%)	Maturity date	Par value^	Value
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.941	02-25-35	$5,285,000	$4,969,778
Series 2005-2, Class M2 (P)	0.956	03-25-35	7,250,000	6,779,929
Structured Asset Securities Company Series 2005-AR1, Class M1 (P)	0.651	09-25-35	2,735,000	2,592,359
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.693	02-25-35	3,689,112	3,543,941
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780	01-15-21	6,555,000	6,528,731
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	1,938,750	1,937,846
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440	04-15-20	3,590,000	3,593,162
Series 2015-B, Class A4	1.740	09-15-20	5,540,000	5,565,653
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	4,245,000	4,195,485
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	10,716,000	10,766,324
Westgate Resorts LLC
Series 2012-3A, Class B (S)	4.500	03-20-25	1,256,177	1,262,458
Series 2013-1A, Class B (S)	3.750	08-20-25	590,170	594,816
Series 2014-1A, Class A (S)	2.150	12-20-26	7,136,912	7,056,622
Series 2014-1A, Class B (S)	3.250	12-20-26	3,278,020	3,247,862
Series 2014-AA, Class A (S)	6.250	10-20-26	1,743,192	1,737,091
Series 2015-1A, Class A (S)	2.750	05-20-27	3,093,831	3,069,316
Series 2015-2A, Class B (S)	4.000	07-20-28	5,210,000	5,201,859
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	4,565,000	4,561,945
			Shares	Value
Preferred securities 0.9%				$30,197,141
(Cost $30,674,794)
Consumer staples 0.1%				2,085,234
Food and staples retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,085,234
Financials 0.7%				23,112,017
Banks 0.2%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			62,350	1,776,975
Regions Financial Corp., 6.375%			116,890	2,990,046
Wells Fargo & Company, Series L, 7.500%			1,572	1,835,310
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			95,285	2,402,135
Consumer finance 0.2%
Ally Financial, Inc., 7.000% (S)			4,809	4,842,362
Discover Financial Services, 6.500%			69,600	1,820,040

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       34

			Shares	Value
Financials (continued)
Diversified financial services 0.2%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		265,056	$6,758,928
Real estate investment trusts 0.0%
	Weyerhaeuser Company, 6.375%		12,950	686,221
Utilities 0.1%				4,999,890
Electric utilities 0.0%
	Exelon Corp., 6.500%		42,281	1,689,549
Multi-utilities 0.1%
	Dominion Resources, Inc., 6.375%		68,339	3,310,341
	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.1%				$2,340,563
(Cost $2,697,713)
Utilities 0.1%				2,340,563
NRG Yield, Inc.	3.250	06-01-20	$2,700,000	2,340,563
			Par value	Value
Short-term investments 0.9%				$27,816,000
(Cost $27,816,000)
Repurchase agreement 0.9%				27,816,000
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $26,255,073 on 12-1-15, collateralized by $26,089,300 U.S. Treasury Notes, 2.125% due 8-31-20 (valued at $26,780,210, including interest)			$26,255,000	26,255,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $1,561,000 on 12-1-15, collateralized by $1,575,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $1,594,688, including interest)			1,561,000	1,561,000
Total investments (Cost $3,149,415,964)† 98.8%				$3,140,560,521
Other assets and liabilities, net 1.2%				$36,934,186
Total net assets 100.0%				$3,177,494,707

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       35

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $840,556,867 or 26.5% of the fund's net assets as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $3,159,194,481. Net unrealized depreciation aggregated $18,633,960, of which $41,001,555 related to appreciated investment securities and $59,635,515 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       36

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-15 (unaudited)

Assets
Investments, at value (Cost $3,149,415,964)	$3,140,560,521
Cash	2,678,293
Cash held at broker for futures contracts	1,063,125
Receivable for investments sold	8,609,441
Receivable for fund shares sold	10,357,222
Dividends and interest receivable	26,366,755
Other receivables and prepaid expenses	171,488
Total assets	3,189,806,845
Liabilities
Payable for investments purchased	5,163,263
Payable for fund shares repurchased	5,809,061
Payable for futures variation margin	32,813
Distributions payable	560,098
Payable to affiliates
Accounting and legal services fees	25,305
Transfer agent fees	315,222
Distribution and service fees	230,022
Trustees' fees	6,801
Other liabilities and accrued expenses	169,553
Total liabilities	12,312,138
Net assets	$3,177,494,707
Net assets consist of
Paid-in capital	$3,220,686,817
Accumulated distributions in excess of net investment income	(4,979,874)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(29,544,262)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(8,667,974)
Net assets	$3,177,494,707

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       37

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,773,950,736 ÷ 113,460,751 shares)[1]	$15.63
Class B ($23,824,233 ÷ 1,523,916 shares)[1]	$15.63
Class C ($272,924,851 ÷ 17,454,739 shares)[1]	$15.64
Class I ($957,253,547 ÷ 61,217,069 shares)	$15.64
Class R2 ($45,667,703 ÷ 2,917,657 shares)	$15.65
Class R4 ($177,190 ÷ 11,320 shares)	$15.65
Class R6 ($102,211,130 ÷ 6,529,629 shares)	$15.65
Class NAV ($1,485,317 ÷ 94,861 shares)	$15.66
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.28

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       38

STATEMENT OF OPERATIONS   For the six months ended 11-30-15 (unaudited)

Investment income
Interest	$57,840,877
Dividends	1,031,711
Total investment income	58,872,588
Expenses
Investment management fees	6,623,907
Distribution and service fees	4,148,314
Accounting and legal services fees	279,371
Transfer agent fees	1,817,329
Trustees' fees	25,215
State registration fees	133,401
Printing and postage	109,217
Professional fees	70,041
Custodian fees	176,301
Registration and filing fees	55,187
Other	30,642
Total expenses	13,468,925
Less expense reductions	(883,006)
Net expenses	12,585,919
Net investment income	46,286,669
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(10,891,465)
Futures contracts	(64)
(10,891,529)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(65,314,937)
Futures contracts	187,532
(65,127,405)
Net realized and unrealized loss	(76,018,934)
Decrease in net assets from operations	($29,732,265)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       39

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-15	Year ended 5-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$46,286,669	$77,562,494
Net realized gain (loss)	(10,891,529)	11,460,974
Change in net unrealized appreciation (depreciation)	(65,127,405)	(19,212,687)
Increase (decrease) in net assets resulting from operations	(29,732,265)	69,810,781
Distributions to shareholders
From net investment income
Class A	(28,847,547)	(59,394,153)
Class B	(337,588)	(977,676)
Class C	(3,359,029)	(6,417,954)
Class I	(15,692,098)	(22,879,954)
Class R2	(641,921)	(749,133)
Class R4	(1,807)	(613)
Class R6	(1,801,903)	(2,793,534)
Class NAV[1]	(14,247)	—
From net realized gain
Class A	—	(4,597,085)
Class B	—	(90,887)
Class C	—	(621,883)
Class I	—	(1,722,915)
Class R2	—	(50,371)
Class R6	—	(196,277)
Total distributions	(50,696,140)	(100,492,435)
From fund share transactions	314,747,174	1,016,221,197
Total increase	234,318,769	985,539,543
Net assets
Beginning of period	2,943,175,938	1,957,636,395
End of period	$3,177,494,707	$2,943,175,938
Accumulated distributions in excess of net investment income	($4,979,874)	($570,403)

1	The inception date for Class NAV shares is 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       40

Financial highlights

Class A Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$16.06		$16.26	$16.37	$15.86	$15.86	$15.00
Net investment income[2]	0.24		0.53	0.61	0.63	0.72	0.81
Net realized and unrealized gain (loss) on investments	(0.41)		(0.05)	0.02	0.61	0.08	0.92
Total from investment operations	(0.17)		0.48	0.63	1.24	0.80	1.73
Less distributions
From net investment income	(0.26)		(0.63)	(0.67)	(0.70)	(0.79)	(0.87)
From net realized gain	—		(0.05)	(0.07)	(0.03)	(0.01)	—
Total distributions	(0.26)		(0.68)	(0.74)	(0.73)	(0.80)	(0.87)
Net asset value, end of period	$15.63		$16.06	$16.26	$16.37	$15.86	$15.86
Total return (%)[3,4]	(1.05	) [5]	3.02	4.06	7.93	5.21	11.78
Ratios and supplemental data
Net assets, end of period (in millions)	$1,774		$1,740	$1,411	$1,434	$1,061	$912
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[6]	0.94	0.98	1.03	1.06	1.05
Expenses including reductions	0.86	[6]	0.89	0.92	0.98	1.02	1.05
Net investment income	3.01	[6]	3.25	3.80	3.84	4.63	5.24
Portfolio turnover (%)	21		66	77	72	76	73

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       41

Class B Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$16.06		$16.26	$16.37	$15.86	$15.86	$15.00
Net investment income[2]	0.18		0.42	0.50	0.51	0.61	0.70
Net realized and unrealized gain (loss) on investments	(0.40)		(0.05)	0.02	0.61	0.08	0.92
Total from investment operations	(0.22)		0.37	0.52	1.12	0.69	1.62
Less distributions
From net investment income	(0.21)		(0.52)	(0.56)	(0.58)	(0.68)	(0.76)
From net realized gain	—		(0.05)	(0.07)	(0.03)	(0.01)	—
Total distributions	(0.21)		(0.57)	(0.63)	(0.61)	(0.69)	(0.76)
Net asset value, end of period	$15.63		$16.06	$16.26	$16.37	$15.86	$15.86
Total return (%)[3,4]	(1.40	) [5]	2.31	3.34	7.18	4.48	11.00
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$28	$33	$44	$37	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	[6]	1.64	1.68	1.73	1.76	1.75
Expenses including reductions	1.57	[6]	1.59	1.62	1.68	1.72	1.75
Net investment income	2.32	[6]	2.57	3.11	3.15	3.92	4.53
Portfolio turnover (%)	21		66	77	72	76	73

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       42

Class C Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$16.06		$16.26	$16.37	$15.87	$15.86	$15.00
Net investment income[2]	0.18		0.41	0.49	0.51	0.61	0.70
Net realized and unrealized gain (loss) on investments	(0.39)		(0.04)	0.03	0.60	0.09	0.92
Total from investment operations	(0.21)		0.37	0.52	1.11	0.70	1.62
Less distributions
From net investment income	(0.21)		(0.52)	(0.56)	(0.58)	(0.68)	(0.76)
From net realized gain	—		(0.05)	(0.07)	(0.03)	(0.01)	—
Total distributions	(0.21)		(0.57)	(0.63)	(0.61)	(0.69)	(0.76)
Net asset value, end of period	$15.64		$16.06	$16.26	$16.37	$15.87	$15.86
Total return (%)[3,4]	(1.34	) [5]	2.31	3.34	7.11	4.55	11.00
Ratios and supplemental data
Net assets, end of period (in millions)	$273		$250	$162	$195	$116	$71
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	[6]	1.64	1.68	1.72	1.77	1.75
Expenses including reductions	1.56	[6]	1.59	1.62	1.67	1.72	1.75
Net investment income	2.31	[6]	2.53	3.10	3.12	3.91	4.50
Portfolio turnover (%)	21		66	77	72	76	73

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       43

Class I Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$16.06		$16.26	$16.37	$15.87	$15.86	$14.99
Net investment income[2]	0.26		0.57	0.66	0.68	0.78	0.88
Net realized and unrealized gain (loss) on investments	(0.39)		(0.04)	0.02	0.61	0.09	0.92
Total from investment operations	(0.13)		0.53	0.68	1.29	0.87	1.80
Less distributions
From net investment income	(0.29)		(0.68)	(0.72)	(0.76)	(0.85)	(0.93)
From net realized gain	—		(0.05)	(0.07)	(0.03)	(0.01)	—
Total distributions	(0.29)		(0.73)	(0.79)	(0.79)	(0.86)	(0.93)
Net asset value, end of period	$15.64		$16.06	$16.26	$16.37	$15.87	$15.86
Total return (%)[3]	(0.84	) [4]	3.35	4.40	8.27	5.70	12.33
Ratios and supplemental data
Net assets, end of period (in millions)	$957		$793	$302	$277	$123	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	[5]	0.63	0.66	0.65	0.67	0.62
Expenses including reductions	0.55	[5]	0.57	0.60	0.60	0.62	0.62
Net investment income	3.32	[5]	3.53	4.11	4.19	4.99	5.64
Portfolio turnover (%)	21		66	77	72	76	73

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       44

Class R2 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$16.08		$16.27	$16.38	$15.87	$15.80
Net investment income[3]	0.23		0.51	0.60	0.62	0.17
Net realized and unrealized gain (loss) on investments	(0.41)		(0.02)	0.02	0.64	0.09
Total from investment operations	(0.18)		0.49	0.62	1.26	0.26
Less distributions
From net investment income	(0.25)		(0.63)	(0.66)	(0.72)	(0.19)
From net realized gain	—		(0.05)	(0.07)	(0.03)	—
Total distributions	(0.25)		(0.68)	(0.73)	(0.75)	(0.19)
Net asset value, end of period	$15.65		$16.08	$16.27	$16.38	$15.87
Total return (%)[4]	(1.05	) [5]	2.97	4.01	8.09	1.68	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$46		$39	$7	$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	[7]	0.98	1.05	1.03	0.86	[7]
Expenses including reductions	0.98	[7]	0.93	0.99	0.98	0.80	[7]
Net investment income	2.90	[7]	3.16	3.76	3.88	4.28	[7]
Portfolio turnover (%)	21		66	77	72	76	[8]

1	Six months ended 11-30-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       45

Class R4 Shares Period ended	11-30-15	[1]	5-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$16.08		$16.15
Net investment income[3]	0.26		0.06
Net realized and unrealized loss on investments	(0.35)		(0.03)
Total from investment operations	(0.09)		0.03
Less distributions
From net investment income	(0.34)		(0.10)
Total distributions	(0.34)		(0.10)
Net asset value, end of period	$15.65		$16.08
Total return (%)[4]	(0.89	) [5]	0.18	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	[7]	0.80	[7]
Expenses including reductions	0.60	[7]	0.64	[7]
Net investment income	3.28	[7]	2.21	[7]
Portfolio turnover (%)	21		66	[8]

1	Six months ended 11-30-15. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-14 to 5-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       46

Class R6 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$16.08		$16.28	$16.38	$15.87	$15.55
Net investment income[3]	0.27		0.59	0.68	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.36)		(0.04)	0.03	0.61	0.40
Total from investment operations	(0.09)		0.55	0.71	1.31	0.97
Less distributions
From net investment income	(0.34)		(0.70)	(0.74)	(0.77)	(0.64)
From net realized gain	—		(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.34)		(0.75)	(0.81)	(0.80)	(0.65)
Net asset value, end of period	$15.65		$16.08	$16.28	$16.38	$15.87
Total return (%)[4]	(0.84	) [5]	3.45	4.58	8.42	6.38	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$102		$93	$43	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.51	[6]	0.54	0.56	0.57	0.63	[6]
Expenses including reductions	0.44	[6]	0.46	0.50	0.52	0.57	[6]
Net investment income	3.45	[6]	3.66	4.26	4.30	5.04	[6]
Portfolio turnover (%)	21		66	77	72	76	[7]

1	Six months ended 11-30-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       47

Class NAV Shares Period ended	11-30-15	[1,2]
Per share operating performance
Net asset value, beginning of period	$15.78
Net investment income[3]	0.14
Net realized and unrealized loss on investments	(0.11)
Total from investment operations	0.03
Less distributions
From net investment income	(0.15)
From net realized gain	—
Total distributions	(0.15)
Net asset value, end of period	$15.66
Total return (%)[4]	(0.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	[6]
Expenses including reductions	0.44	[6]
Net investment income	3.43	[6]
Portfolio turnover (%)	21	[7]

1	Six months ended 11-30-15. Unaudited.
2	The inception date for Class NAV shares is 8-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-15 to 11-30-15.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,334,459,852	—	$1,334,459,852	—
U.S. Government and Agency obligations	742,625,325	—	742,625,325	—
Foreign government obligations	5,537,223	—	5,537,223	—
Municipal bonds	5,442,107	—	5,442,107	—
Term loans	12,766,168	—	12,766,168	—
Capital preferred securities	30,194,093	—	30,194,093	—
Collateralized mortgage obligations	424,958,928	—	424,958,928	—
Asset backed securities	524,223,121	—	524,223,121	—
Preferred securities	30,197,141	$21,492,570	8,704,571	—
Convertible bonds	2,340,563	—	2,340,563	—
Short-term investments	27,816,000	—	27,816,000	—
Total investments in securities	$3,140,560,521	$21,492,570	$3,119,067,951	—
Other financial instruments:
Futures	$187,532	$187,532	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       50

entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2015 were $2,925. For the six months ended November 30, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       51

Futures are traded or cleared on an exchange. Exchange-traded generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2015, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging up to $66.4 million. The following table summarizes the contracts held at November 30, 2015:

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	525	Long	Mar 2016	$66,192,156	$66,379,688	$187,532

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$187,532	—

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2015:

Risk	Statement of operations location	Futures contracts
Interest rate	Net realized gain (loss)	($64)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2015:

Risk	Statement of operations location	Futures contracts
Interest rate	Change in unrealized appreciation (depreciation)	$187,532

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Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets, (b) 0.475% of the next $500 million of the fund's average daily net assets, (c) 0.450% of the next $500 million of the fund's average daily net assets, (d) 0.450% of the next $500 million of the fund's average daily net assets, (e) 0.400% of the next $500 million of the fund's average daily net assets; and (f) 0.350% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets. This waiver expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annual basis. The fee waiver and/or reimbursement expires on September 30, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2015, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$503,380	Class R4	$28
Class B	7,471	Class R6	35,587
Class C	74,396	Class NAV	213
Class I	250,246	Total	$882,956
Class R2	11,635

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2015 were equivalent to a net annual effective rate of 0.38% of the fund's average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $50 for Class R4 shares for the six months ended November 30, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,752,334 for the six months ended November 30, 2015. Of this amount, $532,359 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,174,632 was paid as sales commissions to broker-dealers and $45,343 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2015, CDSCs received by the Distributor amounted to $1,240, $43,506 and $38,306 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2015 were:

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       54

Class	Distribution and service fees	Transfer agent fees
Class A	$2,619,947	$1,118,941
Class B	129,396	16,584
Class C	1,291,955	165,525
Class I	—	505,318
Class R2	106,892	3,225
Class R4	124	8
Class R6	—	7,728
Total	$4,148,314	$1,817,329

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2015 and the year ended May 31, 2015 were as follows:

		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	16,326,522	$257,644,361	36,489,446	$589,787,612
Distributions reinvested	1,727,722	27,215,268	3,713,667	60,005,892
Repurchased	(12,922,743)	(203,904,025)	(18,665,985)	(302,037,248)
Net increase	5,131,501	$80,955,604	21,537,128	$347,756,256
Class B shares
Sold	19,480	$307,148	82,022	$1,327,241
Distributions reinvested	17,387	273,874	52,585	849,537
Repurchased	(254,977)	(4,020,494)	(397,112)	(6,418,691)
Net decrease	(218,110)	($3,439,472)	(262,505)	($4,241,913)
Class C shares
Sold	3,277,823	$51,705,209	7,668,246	$123,946,031
Distributions reinvested	194,494	3,063,664	389,803	6,295,754
Repurchased	(1,595,179)	(25,180,836)	(2,461,115)	(39,792,491)
Net increase	1,877,138	$29,588,037	5,596,934	$90,449,294
Class I shares
Sold	18,213,365	$287,442,584	36,713,562	$593,720,458
Distributions reinvested	913,060	14,381,279	1,375,684	22,220,847
Repurchased	(7,314,197)	(115,377,523)	(7,262,983)	(117,301,758)
Net increase	11,812,228	$186,446,340	30,826,263	$498,639,547
Class R2 shares
Sold	736,311	$11,602,803	2,295,718	$37,088,850
Distributions reinvested	39,138	616,999	48,223	779,202
Repurchased	(276,885)	(4,383,883)	(342,641)	(5,541,369)
Net increase	498,564	$7,835,919	2,001,300	$32,326,683

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		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	5,126	$80,180	6,192	$100,000
Distributions reinvested	2	27	—	—
Net increase	5,128	$80,207	6,192	$100,000
Class R6 shares
Sold	921,523	$14,539,877	3,289,778	$53,125,238
Distributions reinvested	114,280	1,801,888	184,830	2,988,651
Repurchased	(288,347)	(4,558,089)	(304,508)	(4,922,559)
Net increase	747,456	$11,783,676	3,170,100	$51,191,330
Class NAV shares[1]
Sold	94,693	$1,494,246	—	—
Distributions reinvested	907	14,247	—	—
Repurchased	(739)	(11,630)	—	—
Net increase	94,861	$1,496,863	—	—
Total net increase	19,948,766	$314,747,174	62,875,412	$1,016,221,197

1 The inception date for Class NAV shares is 8-31-15.

Affiliates of the fund owned 55% and 100% of shares of beneficial interest of Class R4 and Class NAV shares, respectively, on November 30, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $595,905,700 and $266,120,682, respectively, for the six months ended November 30, 2015. Purchases and sales of U.S. Treasury obligations aggregated $351,225,549 and $346,465,156, respectively, for the six months ended November 30, 2015.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       56

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       57

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2014. The Board noted that the fund underperformed its peer group average for the one-year period ended December

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       58

31, 2014 and outperformed its peer group average for the three- and five-year periods ended December 31, 2014. The Board noted the fund's favorable performance relative to the benchmark index for the one-, three- and five-year periods and peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       59

(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       60

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       61

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       62

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF235772	21SA 11/15 1/16

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

Not applicable.

(b)

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:    January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:       January 15, 2016

By:

/s/ Charles A. Rizzo

_____________________________

Charles A. Rizzo

Chief Financial Officer

Date:    January 15, 2016